Note 15 - Commitments and Contingencies (Details Textual) - Contractual commitments for equipment and development contracts [member] $ in Thousands	Dec. 31, 2020 USD ($)
Statement Line Items [Line Items]
Disclosure of capital commitments in relation to investment in associates	$ 192,173
Disclosure of capital commitments in relation to investment in associates, committed percentage	100.00%